Note 20 (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets And Liabilities [Abstract]
Other assets and liabilities [Table Text Block]
The composition of the balance of these captions of the accompanying consolidated balance sheets is:

Other assets and liabilities (Millions of Euros)
	2021	2020	2019
ASSETS
Inventories	424	572	581
Transactions in progress	131	160	138
Accruals	730	756	804
Other items	649	1,025	2,277
Total	1,934	2,513	3,800
LIABILITIES
Transactions in progress	48	75	39
Accruals	2,137	1,584	2,456
Other items	1,436	1,144	1,247
Total	3,621	2,802	3,742